Warrants (Details) - USD ($) $ / shares in Units, $ in Millions									1 Months Ended						3 Months Ended								12 Months Ended
	Oct. 17, 2022	Oct. 12, 2022	Mar. 31, 2022	Mar. 22, 2022	Mar. 22, 2022	Sep. 13, 2021	Feb. 12, 2021	Feb. 11, 2021	Mar. 31, 2023	Oct. 18, 2022	Mar. 22, 2022	Jan. 28, 2022	Feb. 16, 2021	Jan. 24, 2021	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 15, 2021	Mar. 31, 2021	Dec. 31, 2021	Oct. 31, 2022	Mar. 15, 2022	Jun. 30, 2021
Warrants (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 4.78								$ 0.001						$ 0.001	$ 0.001										$ 0.001
Warrant and rights outstanding, term													5 years
Number of shares sold under offering								40,000
Number of securities called by warrants or rights												657,402
Warrants exercised												184,153
Assumptions, fair value of existing warrants per share (in Dollars per share)												$ 12
Warrants forfeited					394,000
Warrants outstanding				232,675	232,675						232,675														232,675
Preferred stock, shares authorized									5,000,000						5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)				$ 1,000	$ 1,000				$ 0.001		$ 1,000				$ 0.001	$ 0.001
Common shares issued for extinguishment of debt	83,682														1,547,234		111,585	35,062	57,472	11,696		11,919
Fair value of existing warrants (in Dollars)									$ 0.6
Warrant [Member]
Warrants (Details) [Line Items]
Sale of stock, number of warrants issued in transaction							200,000			2,310,990			132,670
Exercise price of warrants (in Dollars per share)										$ 0.001
Warrants exercised for common shares										930,990
Number of shares sold under offering										3,846,153
Percent of warrants forfeited upon redemption						75.00%
Common Stock [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering		52,513
Common shares issued for extinguishment of debt															1,547,234				57,472
Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering							93,334						40,000	77,334								210,668
Offering price (in Dollars per share)										$ 5.849
Number of shares sold under offering										253,112
Subscription price (in Dollars per share)						$ 920
Original issuance discount percentage						8.00%
Aggregate subscription value (in Dollars)						$ 54.1
Number of securities called by warrants or rights										3,846,153
Registered Direct Offering [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering							93,334			253,112			40,000	77,334
Common stock, par value (in Dollars per share)							$ 0.001							$ 0.001
Sale of stock, number of warrants issued in transaction														258,065
Exercise price of warrants (in Dollars per share)									$ 0.001	$ 0.001					$ 0.001
Number of shares sold under offering						626,667
Securities Purchase Agreement [Member] | Common Stock [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering										253,112
Series 7 Convertible Preferred Stock [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)						$ 0.001
Series 7 Preferred redeemed for cash					49,250																49,250
Preferred shares redeemed, cash consideration (in Dollars)			$ 49.3		$ 49.3														$ 49.3
Series 7 Convertible Preferred Stock [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Percent of warrants forfeited upon redemption				75.00%	75.00%						75.00%														75.00%
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering						58,750
Subscription price (in Dollars per share)						$ 920
Original issuance discount percentage						8.00%
Aggregate subscription value (in Dollars)						$ 54.1
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering						626,667
Common Stock [Member] | Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering						626,667
Series 8 Convertible Preferred Stock [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering				1,503,726	1,503,726
Subscription price (in Dollars per share)				$ 940	$ 940						$ 940
Original issuance discount percentage				6.00%	6.00%						6.00%
Aggregate subscription value (in Dollars)				$ 50.0	$ 50.0						$ 50.0
Series 7 Preferred redeemed for cash																53,197.72
Preferred shares redeemed, cash consideration (in Dollars)																$ 53.2
Warrants forfeited																751,841
Preferred stock, shares authorized				53,197.7234	53,197.7234						53,197.7234
Preferred stock, par value (in Dollars per share)				$ 0.001	$ 0.001						$ 0.001
Series 8 Convertible Preferred Stock [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Percent of warrants forfeited upon redemption				50.00%	50.00%						50.00%
Series 8 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering					1,503,726						1,503,726
Subscription price (in Dollars per share)				$ 940	$ 940						$ 940
Original issuance discount percentage				6.00%	6.00%						6.00%
Aggregate subscription value (in Dollars)				$ 50.0	$ 50.0						$ 50.0
Preferred stock, shares authorized				53,197.7234	53,197.7234						53,197.7234
Preferred stock, par value (in Dollars per share)				$ 0.001	$ 0.001						$ 0.001
Purchase Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Offering price (in Dollars per share)							150			$ 5.85			$ 150.75	$ 116.25
Exercise price of warrants (in Dollars per share)							$ 150			$ 5.85			150.75	116.25
Purchase Warrants [Member] | Registered Direct Offering [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Offering price (in Dollars per share)														116.25
Exercise price of warrants (in Dollars per share)														$ 116.25
January 2021 Pre-Funded Warrants [Member] | Registered Direct Offering [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)													$ 0.001
January 2021 Pre-Funded Warrants [Member] | Securities Purchase Agreement [Member]
Warrants (Details) [Line Items]
Sale of stock, number of warrants issued in transaction														180,732
Offering price (in Dollars per share)														$ 116.18
Exercisable warrants per common share														1
January 2021 Pre-Funded Warrants [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)														$ 0.08
Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering																930,990
Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																$ 0.001								$ 0.001
Warrants exercised for common shares																930,990								930,990
Pre-Funded Warrants [Member] | Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering															1,380,000
Pre-Funded Warrants [Member] | Registered Direct Offering [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Warrants exercised for common shares									1,380,000						1,380,000
Pre-Funded Warrants [Member] | Securities Purchase Agreement [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering																							180,732
Pre-Funded Warrants [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																							$ 0.08
Warrants exercised for common shares																							180,732
February 2021 Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Warrants exercised for common shares																							106,667
February 2021 Pre-Funded Warrants [Member] | Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Sale of stock, number of warrants issued in transaction							106,667
Offering price (in Dollars per share)							$ 149.93
February 2021 Pre-Funded Warrants [Member] | Registered Direct Offering [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)							$ 0.08
February 2021 Pre-Funded Warrants [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																							$ 0.08
Warrants exercised for common shares																							106,667
Second February 2021 Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering																							92,670
Second February 2021 Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																							$ 0.08
Warrants exercised for common shares																							92,670
Second February 2021 Pre-Funded Warrants [Member] | Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Sale of stock, number of warrants issued in transaction													92,670
Offering price (in Dollars per share)													$ 150.68
Exercise price of warrants (in Dollars per share)													$ 0.08
Existing Warrants [Member]
Warrants (Details) [Line Items]
Number of securities called by warrants or rights												52,513
February 2023 Warrant Amendment [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering									324,918
Exercisable warrants per common share									0.33						0.33
September 2021 Warrants [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering									76,794						324,918
Common shares issued for extinguishment of debt									232,675
March 2022 Warrants [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering									248,124						324,918
Common shares issued for extinguishment of debt									751,867